Consolidated Statements of Cash Flows - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net Income (loss)	$ (151,410)
Changes in operating assets and liabilities:
Prepaids	(30,000)
Accounts payable	14,653
Accrued expenses	47,166
Due to related party	13
Net cash used in operating activities	(119,578)
Cash flows (used in)/provided by investing activities
Proceeds from issuance of ordinary shares	150,000
Net cash provided by financing activities	150,000
Net increase in cash held	30,422
Cash at beginning of period
Cash at end of period	30,422	$ 30,422
Cash flows from financing activities
Proceeds from issuance of ordinary shares	150,000
Net cash provided by financing activities	150,000
Net increase in cash held	30,422
Cash at beginning of period
Cash at end of period	30,422	30,422
CoinShares International Limited
Cash flows from operating activities
Net Income (loss)		114,272	$ 162,448	$ 75,755
Adjustments to reconcile net income to net cash flow provided by/(used in) operating activities:
Digital assets revenue		(157,169)	(148,789)	(82,882)
Loss/(gain) on digital assets and digital asset ETPs		982,773	(2,933,410)	(1,744,803)
(Gain)/loss on certificate liabilities		(802,747)	2,910,985	1,703,465
Other operating gains/(losses)		(206,318)	(19,835)	28,366
Digital asset trading expenses		104	133	148
Loss/(gain) on treasury digital assets		4,685	(3,493)
Depreciation and amortization		3,143	3,022	3,993
Allowance for credit losses		(1,142)	1,902
Impairment of equity method investments			74	270
Fair value loss/(gain) on investments		1,574	(997)	(16,002)
Share-based compensation		2,839	12,369	1,261
Other non-cash adjustments		61	649	27
Changes in operating assets and liabilities:
Net sales/(purchases) of digital assets		1,154,512	1,155,152	(72,140)
Net redemption of XBT Certificate Liabilities		(971,063)	(766,319)	(123,467)
Digital asset ETPs, trade receivables and other assets		(76,434)	(454,854)	102,053
Trade payables, lease and other liabilities		4,749		1,149
Amounts due to brokers		69,962	98,272	835
Current tax liabilities		(226)	(39)	(96)
Changes in operating assets and liabilities:
Net cash used in operating activities		123,575	17,270	(122,068)
Cash flows (used in)/provided by investing activities
Purchases of intangible assets		(1,721)	(1,492)	(1,490)
Proceeds from disposals of intangible assets				363
Purchases of property and equipment		(338)	(229)	(136)
Proceeds from disposals of property and equipment			75	72
Cash paid for acquisitions, net of cash acquired			(429)
Purchases of other investments		(4,500)	(55)	(588)
Proceeds from sale of other investments			5,220	56
Net cash (used in)/provided by investing activities		(6,559)	3,090	(1,723)
Proceeds from issuance of fund units			316
Repayment of long-term debt			(2,770)	(77)
Net cash provided by financing activities		(40,763)	(44,244)	(5,333)
Proceeds from exercise of share options		471	571	10
Net increase in cash held		76,253	(23,884)	(129,124)
Purchases of share options		(5,547)	(51)
Cash at beginning of period		24,915	32,475	163,078
Repurchase of ordinary shares		(10,617)	(344)	(5,266)
Cash at end of period	64,243	64,243	24,915	32,475
Dividends paid		(25,070)	(41,966)
Effect of exchange rate changes		(36,925)	16,324	(1,479)
Supplemental Disclosures
Cash paid for income taxes		674	974	811
Cash paid for interest		7,739	10,971	8,246
Cash received for interest		1,736	8,462	7,975
Non-cash Investing and Financing Activities
Net transfers to treasury digital assets		22,791	12,192
Acquisition of right-of-use assets		809		3,836
Share-based compensation settled in equity			304	1,652
Cash flows from financing activities
Proceeds from issuance of fund units			316
Repayment of long-term debt			(2,770)	(77)
Net cash provided by financing activities		(40,763)	(44,244)	(5,333)
Proceeds from exercise of share options		471	571	10
Net increase in cash held		76,253	(23,884)	(129,124)
Purchases of share options		(5,547)	(51)
Cash at beginning of period		24,915	32,475	163,078
Repurchase of ordinary shares		(10,617)	(344)	(5,266)
Cash at end of period	$ 64,243	64,243	24,915	32,475
Dividends paid		$ (25,070)	$ (41,966)